Capital (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of notes and other explanatory information [Abstract]
Disclosure of share capital, reserves and other equity interest	Common Shares
A. Issued and Outstanding
TransAlta is authorized to issue an unlimited number of voting common shares without nominal or par value.

As at Dec. 31	2024		2023
	Common shares (millions)	Amount	Common shares (millions)	Amount
Issued and outstanding, beginning of period	306.9	3,285	268.1	2,863
Reversal of provision for repurchase of common shares under ASPP	1.7	19	—	—
Purchased and cancelled under the NCIB(1)(2)	(13.5)	(146)	(7.5)	(80)
Share-based payment plans	0.8	9	0.8	6
Stock options exercised	1.6	12	0.7	5
Issued for acquisition of TransAlta Renewables(3) (Note 4)	—	—	46.5	510
Issued and outstanding, end of year, prior to ASPP	297.5	3,179	308.6	3,304
Provision for repurchase of common shares under ASPP	—	—	(1.7)	(19)
Issued and outstanding, end of year	297.5	3,179	306.9	3,285
(1)2024 includes $2 million of tax on share buybacks (2023 — nil) on the fair value of the shares repurchased.
(2)Shares purchased by the Company under the NCIB (as defined below) are recognized as a reduction to share capital equal to the average carrying value of the common shares. Any difference between the aggregate purchase price and the average carrying value of the common shares is recorded in retained earnings (deficit).
(3)Net of $4 million of transaction costs.
B. Normal Course Issuer Bid (NCIB) Program
The effects of the Company's purchase and cancellation of common shares during the period are as follows:

For the year ended Dec. 31	2024	2023
Total shares purchased	13,467,400	7,537,500
Average purchase price per share	10.59	11.49
Total cost (millions)	143	87
Book value of shares cancelled	146	80
Amount recorded in deficit	3	(7)

2024
On May 27, 2024, the Company announced that it received approval from the Toronto Stock Exchange (TSX) to repurchase up to a maximum of 14 million common shares during the 12-month period that commenced May 31, 2024, and terminates May 30, 2025. Any common shares purchased under the NCIB will be cancelled.
2023
On May 26, 2023, the TSX accepted the notice filed by the Company to renew its NCIB for a portion of its common shares.
On Dec. 19, 2023, the Company entered into an Automatic Share Purchase Plan (ASPP) that permits an independent broker to repurchase shares under the NCIB during the first quarter blackout period through to the end of the ASPP. As at Dec. 31, 2023, the Company recognized a provision of $19 million for the repurchase of common shares under the ASPP within accounts payables and accrued liabilities as an estimate of the maximum number of shares that could be repurchased during the blackout period. The provision was settled during 2024.
C. Shareholder Rights Plan
The Company initially adopted the Shareholder Rights Plan in 1992, which was amended and restated on April 28, 2022. As required, the Shareholder Rights Plan must be put before the Company’s shareholders every three years for approval. It was last approved on April 28, 2022, and will need to be approved at the annual meeting of shareholders in 2025. The primary objective of the Shareholder Rights Plan is to encourage a potential acquirer to meet certain minimum standards designed to promote the fair and equal treatment of all common shareholders. When an acquiring shareholder acquires 20 per cent or more of the Company’s common shares, except in limited circumstances including by way of a “permitted bid” or a "competing permitted bid" (as defined in the Shareholder Rights Plan), the rights granted under the Shareholder Rights Plan become exercisable by all shareholders except those held by the acquiring shareholder. Each right will entitle a shareholder, other than the acquiring shareholder, to purchase additional common shares at a significant discount to market, thus exposing the person acquiring 20 per cent or more of the shares to substantial dilution of their holdings.
D. Earnings per Share

Year ended Dec. 31	2024	2023	2022
Net earnings attributable to common shareholders	177	644	4
Basic and diluted weighted average number of common shares outstanding (millions)	302	276	271
Net earnings per share attributable to common shareholders, basic and diluted	0.59	2.33	0.01
E. Dividends
On Dec. 9, 2024, the Company declared a quarterly dividend of $0.06 per common share, payable on April 1, 2025.
On Feb. 19, 2025, the Company declared a quarterly dividend of $0.065 per common share, payable on July 1, 2025.
There have been no transactions involving common shares between the reporting date and the date of completion of these Consolidated Financial Statements.
Preferred Shares
A. Issued and Outstanding
All preferred shares issued and outstanding are non-voting cumulative redeemable fixed or floating rate first preferred shares.

As at Dec. 31	2024		2023
Series(1)	Number of shares (millions)	Amount	Number of shares (millions)	Amount
Series A	9.6	235	9.6	235
Series B	2.4	58	2.4	58
Series C	10.0	243	10.0	243
Series D	1.0	26	1.0	26
Series E	9.0	219	9.0	219
Series G	6.6	161	6.6	161
Issued and outstanding, end of period	38.6	942	38.6	942
(1)The Series I Preferred Shares are accounted for as long-term debt. Refer to Note 26.
Series G Cumulative Redeemable Rate Reset Preferred Shares
During the third quarter of 2024, after taking into account all election notices received for the conversion of the Cumulative Redeemable Rate Reset Preferred Shares, Series G (Series G shares), 20,607 Series G shares out of 6.6 million outstanding, were tendered for conversion, which is less than the 1 million shares required to give effect to conversion into Series H shares. As a result, none of the Series G Shares were converted into Series H Shares on Sept. 30, 2024 and the next conversion date was reset to Sept. 30, 2029.
Preferred Share Series Information
The holders are entitled to receive cumulative fixed quarterly cash dividends at specified rates, as approved by the Board. After an initial period of approximately five years from issuance and every five years thereafter (Rate Reset Date), the fixed rate resets to the sum of the five-year Government of Canada bond yield (the fixed rate Benchmark) plus a specified spread. Upon each Rate Reset Date, the shares are also:
•Redeemable at the option of the Company, in whole or in part, for $25.00 per share, plus all declared and unpaid dividends at the time of redemption.
•Convertible at the holder’s option into a specified series of non-voting cumulative redeemable floating rate first preferred shares that pay cumulative floating rate quarterly cash dividends, as approved by the Board, based on the sum of the Government of Canada 90-day Treasury Bill rate (the floating rate Benchmark) plus a specified spread. The cumulative floating rate first preferred shares are also redeemable at the option of the Company and convertible back into each original cumulative fixed rate first preferred share series, at each subsequent Rate Reset Date, on the same terms as noted above.
Characteristics specific to each first preferred share series as at Dec. 31, 2024, are as follows:

Series(1)	Rate during term	Annual dividend rate per share ($)(2)	Next conversion date	Rate spread over benchmark (per cent)	Convertible to Series
A	Fixed	0.71924	March 31, 2026	2.03	B
B	Floating	1.60106	March 31, 2026	2.03	A
C	Fixed	1.46352	June 30, 2027	3.10	D
D	Floating	1.86801	June 30, 2027	3.10	C
E	Fixed	1.72352	Sept. 30, 2027	3.65	F
G	Fixed	1.47012	Sept. 30, 2029	3.80	H
(1)The Series I Preferred Shares are accounted for as long-term debt. Refer to Note 26.
(2)The annual dividend rate per share represents dividends declared in 2024.
B. Dividends
The following table summarizes the preferred share dividends declared in 2024 and 2023:

	Total dividends declared
Series	2024	2023
A	7	7
B(1)	4	4
C	15	15
D(2)	2	2
E	15	15
G	9	8
Total for the year	52	51
(1)Series B Preferred Shares pay quarterly dividends at a floating rate based on the 90-day Government of Canada Treasury Bill rate, plus 2.03 per cent.
(2)Series D Preferred Shares pay quarterly dividends at a floating rate based on the 90-day Government of Canada Treasury Bill rate, plus 3.10 per cent.
On Dec. 9, 2024, the Company declared a quarterly dividend of $0.17981 per share on the Series A preferred shares, $0.33972 per share on the Series B preferred shares, $0.36588 per share on the Series C preferred shares, $0.40568 per share on the Series D preferred shares, $0.43088 per share on the Series E preferred shares and $0.42331 per share on the Series G preferred shares, payable on March 31, 2025.
TransAlta’s capital is comprised of the following:

As at Dec. 31	2024	2023	Increase/ (decrease)
Long-term debt(1)	3,808	3,466	342
Exchangeable securities	750	744	6
Bank overdraft	1	3	(2)
Equity
Common shares	3,179	3,285	(106)
Preferred shares	942	942	—
Contributed surplus	42	41	1
Deficit	(2,458)	(2,567)	109
Accumulated other comprehensive income (loss)	41	(164)	205
Non-controlling interests	97	127	(30)
Less: Available cash and cash equivalents(2)	(337)	(348)	11
Less: Principal portion of restricted cash on TransAlta OCP bonds(3)	(17)	(17)	—
Less: Fair value (asset) liability of hedging instruments on long-term debt(4)	(7)	5	(12)
Total capital	6,041	5,517	524
(1)Includes lease liabilities, amounts outstanding under credit facilities, tax equity liabilities, current portion of long-term debt and new debt assumed as part of the Heartland acquisition. Refer to Note 4.
(2)The Company includes available cash and cash equivalents, as a reduction in the calculation of capital, as capital is managed using a net debt position. These funds may be available and used to facilitate repayment of debt.
(3)The Company includes the principal portion of restricted cash on TransAlta OCP bonds as this cash is restricted specifically to repay outstanding debt.
(4)The Company includes the fair value of economic and designated hedging instruments on debt in an asset, or liability, position as a reduction, or increase, in the calculation of capital, as the carrying value of the related debt has either increased, or decreased, due to changes in foreign exchange rates.

Disclosure of cash flow statement
The Company manages variations in working capital using existing liquidity under credit facilities to ensure sufficient cash and credit are available to fund operations, pay dividends, distribute payments to subsidiaries' non-controlling interests and invest in PP&E.
For the years ended Dec. 31, 2024 and 2023, cash inflows and outflows are summarized below.

Year ended Dec. 31	2024	2023	Increase (decrease)
Cash flow from operating activities	796	1,464	(668)
Change in non-cash working capital	(38)	(124)	86
Cash flow from operations before changes in working capital	758	1,340	(582)
Dividends paid on common shares	(71)	(58)	(13)
Dividends paid on preferred shares	(52)	(51)	(1)
Distributions paid to subsidiaries’ non-controlling interests	(40)	(223)	183
Property, plant and equipment expenditures	(311)	(875)	564
Inflow	284	133	151